Supplemental Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block Supplement [Abstract]
Condensed Consolidating Balance Sheet
Condensed Consolidating Balance Sheet
December 31, 2017
(In thousands)

			Non- Guarantor Subsidiaries
	Parent Guarantor	Issuers		Eliminations	Consolidation
ASSETS

Cash and cash equivalents	$397	$24,195	$24,553	$—	$49,145
Restricted cash	—	—	546	—	546
Accounts receivable, net	—	123,362	142,690	—	266,052
Inventory, net	—	50,528	57,381	—	107,909
Costs and estimated earnings in excess of billings on uncompleted contracts	—	33,439	7,256	—	40,695
Intercompany receivables	—	158,296	359,766	(518,062)	—
Other current assets	—	6,095	32,612	—	38,707
Current assets held for sale	—	15,761	—	—	15,761
Current assets associated with discontinued operations	—	—	23,751	—	23,751
Total current assets	397	411,676	648,555	(518,062)	542,566
Property, plant and equipment, net	—	288,670	533,609	—	822,279
Investment in affiliates	555,735	831,097	(275,362)	(1,111,470)	—
Deferred income taxes	—	5,452	5,098	—	10,550
Intangible and other assets, net	—	12,218	64,762	—	76,980
Long-term assets held for sale	—	4,732	—	—	4,732
Long-term assets associated with discontinued operations	—	—	3,700	—	3,700
Total assets	$556,132	$1,553,845	$980,362	$(1,629,532)	$1,460,807

LIABILITIES AND EQUITY

Accounts payable, trade	$—	$115,273	$33,471	$—	$148,744
Accrued liabilities	57	54,724	59,555	—	114,336
Deferred revenue	—	2,162	21,740	—	23,902
Billings on uncompleted contracts in excess of costs and estimated earnings	—	89,002	563	—	89,565
Intercompany payables	1,289	359,766	157,007	(518,062)	—
Current liabilities associated with discontinued operations	—	—	31,971	—	31,971
Total current liabilities	1,346	620,927	304,307	(518,062)	408,518
Long-term debt	—	368,472	—	—	368,472
Deferred income taxes	—	—	9,746	—	9,746
Long-term deferred revenue	—	629	91,856	—	92,485
Other long-term liabilities	—	8,082	12,190	—	20,272
Long-term liabilities associated with discontinued operations	—	—	6,528	—	6,528
Total liabilities	1,346	998,110	424,627	(518,062)	906,021
Total Equity	554,786	555,735	555,735	(1,111,470)	554,786
Total liabilities and equity	$556,132	$1,553,845	$980,362	$(1,629,532)	$1,460,807
Condensed Consolidating Balance Sheet
December 31, 2016
(In thousands)

			Non- Guarantor Subsidiaries
	Parent Guarantor	Issuers		Eliminations	Consolidation
ASSETS

Cash and cash equivalents	$131	$16,645	$18,902	$—	$35,678
Restricted cash	—	—	671	—	671
Accounts receivable, net	—	65,825	137,953	—	203,778
Inventory, net	—	88,797	68,688	—	157,485
Costs and estimated earnings in excess of billings on uncompleted contracts	—	12,974	8,325	—	21,299
Intercompany receivables	—	119,125	352,280	(471,405)	—
Other current assets	—	9,305	42,467	—	51,772
Current assets associated with discontinued operations	—	—	41,275	—	41,275
Total current assets	131	312,671	670,561	(471,405)	511,958
Property, plant and equipment, net	—	322,284	468,638	—	790,922
Investment in affiliates	557,345	745,786	(188,441)	(1,114,690)	—
Deferred income taxes	—	—	6,015	—	6,015
Intangible and other assets, net	—	12,606	44,738	—	57,344
Long-term assets associated with discontinued operations	—	—	8,539	—	8,539
Total assets	$557,476	$1,393,347	$1,010,050	$(1,586,095)	$1,374,778

LIABILITIES AND EQUITY

Accounts payable, trade	$—	$48,563	$27,138	$—	$75,701
Accrued liabilities	158	43,480	75,817	—	119,455
Deferred revenue	—	4,833	27,321	—	32,154
Billings on uncompleted contracts in excess of costs and estimated earnings	—	28,705	480	—	29,185
Intercompany payables	547	352,280	118,578	(471,405)	—
Current liabilities associated with discontinued operations	—	—	77,639	—	77,639
Total current liabilities	705	477,861	326,973	(471,405)	334,134
Long-term debt	—	348,970	—	—	348,970
Deferred income taxes	—	133	11,567	—	11,700
Long-term deferred revenue	—	1,513	97,451	—	98,964
Other long-term liabilities	—	7,525	9,461	—	16,986
Long-term liabilities associated with discontinued operations	—	—	7,253	—	7,253
Total liabilities	705	836,002	452,705	(471,405)	818,007
Total Equity	556,771	557,345	557,345	(1,114,690)	556,771
Total liabilities and equity	$557,476	$1,393,347	$1,010,050	$(1,586,095)	$1,374,778

Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
December 31, 2017
(In thousands)

			Non- Guarantor Subsidiaries
	Parent Guarantor	Issuers		Eliminations	Consolidation
Revenues	$—	$838,981	$495,262	$(118,949)	$1,215,294
Cost of sales (excluding depreciation and amortization expense)	—	716,002	271,101	(118,949)	868,154
Selling, general and administrative	2,327	84,111	89,880	—	176,318
Depreciation and amortization	—	35,749	72,075	—	107,824
Long-lived asset impairment	—	5,700	—	—	5,700
Restatement related charges	—	3,250	169	—	3,419
Restructuring and other charges	—	2,145	1,044	—	3,189
Interest expense	—	32,399	2,427	—	34,826
Intercompany charges, net	—	6,355	(6,355)	—	—
Equity in (income) loss of affiliates	(36,207)	(85,335)	49,128	72,414	—
Other (income) expense, net	—	(2,577)	1,602	—	(975)
Income before income taxes	33,880	41,182	14,191	(72,414)	16,839
Provision for income taxes	—	4,974	17,721	—	22,695
Income (loss) from continuing operations	33,880	36,208	(3,530)	(72,414)	(5,856)
Income from discontinued operations, net of tax	—	—	39,736	—	39,736
Net income	33,880	36,208	36,206	(72,414)	33,880
Other comprehensive loss	(1,801)	(1,801)	(1,801)	3,602	(1,801)
Comprehensive income attributable to Exterran stockholders	$32,079	$34,407	$34,405	$(68,812)	$32,079
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
December 31, 2016
(In thousands)

			Non- Guarantor Subsidiaries
	Parent Guarantor	Issuers		Eliminations	Consolidation
Revenues	$—	$493,428	$503,643	$(91,674)	$905,397
Cost of sales (excluding depreciation and amortization expense)	—	399,800	288,280	(91,674)	596,406
Selling, general and administrative	912	84,550	72,023	—	157,485
Depreciation and amortization	—	56,043	76,843	—	132,886
Long-lived asset impairment	—	11,414	3,081	—	14,495
Restatement related charges	141	18,574	164	—	18,879
Restructuring and other charges	—	18,640	3,398	—	22,038
Interest expense	—	33,751	430	—	34,181
Intercompany charges, net	—	3,576	(3,576)	—	—
Equity in (income) loss of affiliates	226,873	22,869	204,004	(464,149)	(10,403)
Other (income) expense, net	—	(1,056)	(11,990)	—	(13,046)
Loss before income taxes	(227,926)	(154,733)	(129,014)	464,149	(47,524)
Provision for income taxes	11	72,139	52,092	—	124,242
Loss from continuing operations	(227,937)	(226,872)	(181,106)	464,149	(171,766)
Loss from discontinued operations, net of tax	—	—	(56,171)	—	(56,171)
Net loss	(227,937)	(226,872)	(237,277)	464,149	(227,937)
Other comprehensive income	18,310	18,310	18,310	(36,620)	18,310
Comprehensive loss attributable to Exterran stockholders	$(209,627)	$(208,562)	$(218,967)	$427,529	$(209,627)
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
December 31, 2015
(In thousands)

			Non- Guarantor Subsidiaries
	Parent Guarantor	Issuers		Eliminations	Consolidation
Revenues	$—	$1,154,412	$736,974	$(204,122)	$1,687,264
Cost of sales (excluding depreciation and amortization expense)	—	927,094	466,389	(204,122)	1,189,361
Selling, general and administrative	30	124,383	86,070	—	210,483
Depreciation and amortization	—	55,715	90,603	—	146,318
Long-lived asset impairment	—	10,762	10,026	—	20,788
Restructuring and other charges	—	21,942	9,373	—	31,315
Interest expense	—	7,238	34	—	7,272
Intercompany charges, net	—	1,071	(1,071)	—	—
Equity in income of affiliates	(26,667)	(23,327)	(3,341)	38,183	(15,152)
Other (income) expense, net	—	10,598	24,918	—	35,516
Income before income taxes	26,637	18,936	53,973	(38,183)	61,363
Provision for (benefit from) income taxes	(11)	(7,732)	47,181	—	39,438
Income from continuing operations	26,648	26,668	6,792	(38,183)	21,925
Income from discontinued operations, net of tax	—	—	4,723	—	4,723
Net income	26,648	26,668	11,515	(38,183)	26,648
Other comprehensive income	2,453	2,453	2,453	(4,906)	2,453
Comprehensive income attributable to Exterran stockholders	$29,101	$29,121	$13,968	$(43,089)	$29,101

Condensed Consolidating Statement of Cash Flows
Condensed Consolidating Statement of Cash Flows
December 31, 2017
(In thousands)

			Non- Guarantor Subsidiaries
	Parent Guarantor	Issuers		Eliminations	Consolidation
Cash flows from operating activities:
Net cash provided by (used in) continuing operations	$(476)	$74,003	$76,893	$—	$150,420
Net cash used in discontinued operations	—	—	(1,794)	—	(1,794)
Net cash provided by (used in) operating activities	(476)	74,003	75,099	—	148,626

Cash flows from investing activities:
Capital expenditures	—	(54,527)	(77,146)	—	(131,673)
Proceeds from sale of property, plant and equipment	—	3,809	5,057	—	8,866
Intercompany transfers	—	(742)	(16,267)	17,009	—
Proceeds from sale of business	—	894	—	—	894
Decrease in restricted cash	—	—	125	—	125
Net cash used in continuing operations	—	(50,566)	(88,231)	17,009	(121,788)
Net cash provided by discontinued operations	—	—	19,575	—	19,575
Net cash used in investing activities	—	(50,566)	(68,656)	17,009	(102,213)

Cash flows from financing activities:
Proceeds from borrowings of debt	—	501,088	—	—	501,088
Repayments of debt	—	(476,503)	—	—	(476,503)
Intercompany transfers	742	16,267	—	(17,009)	—
Cash transfer to Archrock, Inc.	—	(44,720)	—	—	(44,720)
Payments for debt issuance costs	—	(7,911)	—	—	(7,911)
Proceeds from stock options exercised	—	684	—	—	684
Purchases of treasury stock	—	(4,792)	—	—	(4,792)
Net cash provided by (used in) financing activities	742	(15,887)	—	(17,009)	(32,154)

Effect of exchange rate changes on cash and cash equivalents	—	—	(792)	—	(792)
Net increase in cash and cash equivalents	266	7,550	5,651	—	13,467
Cash and cash equivalents at beginning of period	131	16,645	18,902	—	35,678
Cash and cash equivalents at end of period	$397	$24,195	$24,553	$—	$49,145
Condensed Consolidating Statement of Cash Flows
December 31, 2016
(In thousands)

			Non- Guarantor Subsidiaries
	Parent Guarantor	Issuers		Eliminations	Consolidation
Cash flows from operating activities:
Net cash provided by (used in) continuing operations	$(53)	$84,164	$178,378	$—	$262,489
Net cash provided by discontinued operations	—	—	1,016	—	1,016
Net cash provided by (used in) operating activities	(53)	84,164	179,394	—	263,505

Cash flows from investing activities:
Capital expenditures	—	(26,670)	(47,000)	—	(73,670)
Proceeds from sale of property, plant and equipment	—	1,488	1,326	—	2,814
Intercompany transfers	—	(147)	(188,180)	188,327	—
Return of investments in non-consolidated affiliates	—	—	10,403	—	10,403
Settlement of foreign currency derivatives	—	(709)	—	—	(709)
Decrease in restricted cash	—	—	819	—	819
Net cash used in continuing operations	—	(26,038)	(222,632)	188,327	(60,343)
Net cash provided by discontinued operations	—	—	36,079	—	36,079
Net cash used in investing activities	—	(26,038)	(186,553)	188,327	(24,264)

Cash flows from financing activities:
Proceeds from borrowings of debt	—	430,758	—	—	430,758
Repayments of debt	—	(610,261)	—	—	(610,261)
Intercompany transfers	147	188,180	—	(188,327)	—
Cash transfer to Archrock, Inc.	—	(49,176)	—	—	(49,176)
Payments for debt issuance costs	—	(779)	—	—	(779)
Proceeds from stock options exercised	—	786	—	—	786
Purchases of treasury stock	—	(2,091)	—	—	(2,091)
Net cash provided by (used in) financing activities	147	(42,583)	—	(188,327)	(230,763)

Effect of exchange rate changes on cash and cash equivalents	—	—	(1,832)	—	(1,832)
Net increase (decrease) in cash and cash equivalents	94	15,543	(8,991)	—	6,646
Cash and cash equivalents at beginning of period	37	1,102	27,893	—	29,032
Cash and cash equivalents at end of period	$131	$16,645	$18,902	$—	$35,678
Condensed Consolidating Statement of Cash Flows
December 31, 2015
(In thousands)

			Non- Guarantor Subsidiaries
	Parent Guarantor	Issuers		Eliminations	Consolidation
Cash flows from operating activities:
Net cash provided by continuing operations	$1	$45,761	$143,338	$—	$189,100
Net cash used in discontinued operations	—	—	(57,404)	—	(57,404)
Net cash provided by operating activities	1	45,761	85,934	—	131,696

Cash flows from investing activities:
Capital expenditures	—	(42,777)	(112,567)	—	(155,344)
Proceeds from sale of property, plant and equipment	—	820	5,789	—	6,609
Intercompany transfers	—	(36)	(52,917)	52,953	—
Return of investments in non-consolidated affiliates	—	—	15,185	—	15,185
Proceeds received from settlement of note receivable	—	—	5,357	—	5,357
Cash invested in non-consolidated affiliates	—	—	(33)	—	(33)
Net cash used in continuing operations	—	(41,993)	(139,186)	52,953	(128,226)
Net cash provided by discontinued operations	—	—	46,112	—	46,112
Net cash used in investing activities	—	(41,993)	(93,074)	52,953	(82,114)

Cash flows from financing activities:
Proceeds from borrowings of debt	—	673,500	—	—	673,500
Repayments of debt	—	(143,500)	—	—	(143,500)
Intercompany transfers	36	52,917	—	(52,953)	—
Cash transfer to Archrock, Inc.	—	(532,578)	—	—	(532,578)
Net distributions to parent	—	(40,218)	—	—	(40,218)
Payments for debt issuance costs	—	(13,345)	—	—	(13,345)
Purchases of treasury stock	—	(54)	—	—	(54)
Net cash provided by (used in) financing activities	36	(3,278)	—	(52,953)	(56,195)

Effect of exchange rate changes on cash and cash equivalents	—	—	(3,716)	—	(3,716)
Net increase (decrease) in cash and cash equivalents	37	490	(10,856)	—	(10,329)
Cash and cash equivalents at beginning of period	—	612	38,749	—	39,361
Cash and cash equivalents at end of period	$37	$1,102	$27,893	$—	$29,032